Fair values (Tables)	12 Months Ended
Dec. 31, 2021
Fair values
Fair value of financial assets and liabilities measured at fair value on a recurring basis
Total
December 31, 2021 ($ in millions) Level 1 Level 2 Level 3 fair value
Assets
Securities in “Marketable securities and short-term investments”:
Equity securities

587 587
Debt securities—U.S. government obligations

209 209
Debt securities—Corporate

74 74
Derivative assets—current in “Other current assets”

176 176
Derivative assets—non-current in “Other non-current assets”

41 41
Total 209 878 — 1,087
Liabilities
Derivative liabilities—current in “Other current liabilities”

133 133
Derivative liabilities—non-current in “Other non-current liabilities”

131 131
Total — 264 — 264
Total
December 31, 2020 ($ in millions) Level 1 Level 2 Level 3 fair value
Assets
Securities in “Marketable securities and short-term investments”:
Equity securities

1,716 1,716
Debt securities—U.S. government obligations

293 293
Debt securities—Other government obligations

24 24
Debt securities—Corporate

75 75
Derivative assets—current in “Other current assets”

308 308
Derivative assets—non-current in “Other non-current assets”

114 114
Total 317 2,213 — 2,530
Liabilities
Derivative liabilities—current in “Other current liabilities”

145 145
Derivative liabilities—non-current in “Other non-current liabilities”

46 46
Total — 191 — 191

Schedule of fair values of financial instruments carried on a cost basis
Carrying Total
December 31, 2021 ($ in millions) value Level 1 Level 2 Level 3 fair value
Assets
Cash and equivalents (excluding securities

with original maturities up to 3 months):
Cash

2,422 2,422 2,422
Time deposits

1,737 1,737 1,737
Restricted cash 30 30 30
Marketable securities and short-term investments (excluding

securities):
Time deposits

300 300 300
Restricted cash, non-current 300 300 300
Liabilities
Short-term debt and current maturities of long-term debt

(excluding finance lease obligations)

1,357 1,288 69 1,357
Long-term debt (excluding finance lease obligations)

4,043 4,234 58 4,292
Carrying Total
December 31, 2020 ($ in millions) value Level 1 Level 2 Level 3 fair value
Assets
Cash and equivalents (excluding securities

with original maturities up to 3 months):
Cash

1,765 1,765 1,765
Time deposits

1,513 1,513 1,513
Restricted cash 323 323 323
Restricted cash, non-current 300 300 300
Liabilities
Short-term debt and current maturities of long-term debt

(excluding finance lease obligations)

1,266 497 769 1,266
Long-term debt (excluding finance lease obligations)

4,668 4,909 89 4,998